SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Segments (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments [Abstract]
Number of reportable segments | Segment	1
Long-lived assets	$ 1,301,226	$ 1,039,191
PRC [Member]
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments [Abstract]
Long-lived assets	848,827	1,005,680
US [Member]
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments [Abstract]
Long-lived assets	351,852	33,511
Others [Member]
Segment Reporting, Disclosure of Other Information about Entity's Reportable Segments [Abstract]
Long-lived assets	$ 100,547	$ 0